Equity (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Aug. 15, 2022	Mar. 31, 2023
Disclosure of reserves within equity [line items]
Loss on extinguishment		$ (42.1)
Warrants, Tranche Two
Disclosure of reserves within equity [line items]
Convertible Notes, Shares Converted	2,390,297
Purchasers
Disclosure of reserves within equity [line items]
Number of shares issued	733,568
Sale Of Stock, Price Per Share	$ 8.52
Proceeds from equity issuance, net of transaction costs	$ 6.1
Share Premium
Disclosure of reserves within equity [line items]
Issuance of shares, Deerfield exchange agreement, net of transaction costs		$ 19.6